Components of Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred assets
Unrealized foreign currency translation adjustments	$ 316	$ 92
Life and annuity reserves		2,010
Accrued liabilities	181	178
Other assets	106	96
Total deferred assets	603	2,376
Deferred liabilities
Unrealized net capital gains	(131,011)	(104,829)
Difference in tax bases of investments	(39,939)	(30,259)
DAC	(26,185)	(21,778)
Life and annuity reserves	(4,445)
Other liabilities	(5,078)	(5,346)
Total deferred liabilities	(206,658)	(162,212)
Net deferred liability	$ (206,055)	$ (159,836)